FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of liquidity risk (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	$ 46,146
Loans payable	9,106
Lease liabilities	1,094
Provision for reclamation and rehabilitation	11,870
Capital expenditure commitments	22,151
Operating leases	628
Total contractual obligations	90,995
Less than 1 year [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	46,146
Loans payable	4,235
Lease liabilities	466
Provision for reclamation and rehabilitation	0
Capital expenditure commitments	22,151
Operating leases	171
Total contractual obligations	73,169
1 to 3 years [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	0
Loans payable	4,871
Lease liabilities	366
Provision for reclamation and rehabilitation	0
Capital expenditure commitments	0
Operating leases	255
Total contractual obligations	5,492
4 to 5 years [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	0
Loans payable	0
Lease liabilities	262
Provision for reclamation and rehabilitation	4,409
Capital expenditure commitments	0
Operating leases	202
Total contractual obligations	4,873
Over 5 years [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	0
Loans payable	0
Lease liabilities	0
Provision for reclamation and rehabilitation	7,461
Capital expenditure commitments	0
Operating leases	0
Total contractual obligations	$ 7,461